Oct. 06, 2023
Polen U.S. Small Company Growth Fund
POLEN U.S. SMALL COMPANY GROWTH FUND

FUNDVANTAGE TRUST

POLEN U.S. SMALL COMPANY GROWTH fund

(the “Fund”)

Supplement dated October 6, 2023 to the Fund’s Summary Prospectus and Prospectus,

each dated September 1, 2023

This information in this supplement amends certain information contained in the Summary Prospectus and Prospectus for the Fund and should be read in conjunction with such documents.

Effective immediately, the following replaces the last sentence of the first paragraph of the section titled “Summary of Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus, respectively:

As of April 30, 2023, the weighted average market capitalization of the Fund’s holdings was approximately $4.73 billion.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.